Schedule of Investments (unaudited)
September 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.6%
Axon Enterprise, Inc.(a)	155,040	$ 61,953,984
HEICO Corp.	165,622	43,306,841
		105,260,825
Air Freight & Logistics — 0.5%
GXO Logistics, Inc.(a)	185,360	9,651,695
Automobile Components — 0.8%
Fox Factory Holding Corp.(a)	337,802	14,018,783
Biotechnology — 0.6%
Halozyme Therapeutics, Inc.(a)	194,227	11,117,553
Building Products — 1.7%
AZEK Co., Inc., Class A(a)(b)	684,472	32,033,290
Capital Markets — 4.8%
TPG, Inc., Class A	773,914	44,546,490
Tradeweb Markets, Inc., Class A	370,582	45,829,876
		90,376,366
Construction & Engineering — 2.6%
Comfort Systems USA, Inc.	126,028	49,195,030
Diversified Consumer Services(a) — 1.6%
Duolingo, Inc., Class A	53,331	15,040,409
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(c)(d)	1,001,454	14,390,894
		29,431,303
Electrical Equipment — 3.4%
Vertiv Holdings Co., Class A	628,763	62,555,631
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	456,291	35,330,612
Food Products — 1.0%
Freshpet, Inc.(a)	132,491	18,120,794
Ground Transportation — 2.3%
Saia, Inc.(a)	96,911	42,375,304
Health Care Equipment & Supplies(a) — 4.6%
Align Technology, Inc.	173,915	44,230,063
IDEXX Laboratories, Inc.	37,728	19,060,940
Inspire Medical Systems, Inc.	11,156	2,354,474
Masimo Corp.	153,741	20,498,287
		86,143,764
Health Care Providers & Services — 0.8%
Surgery Partners, Inc.(a)	472,394	15,229,983
Hotels, Restaurants & Leisure(a) — 4.1%
DraftKings, Inc., Class A	1,126,204	44,147,197
Planet Fitness, Inc., Class A	407,170	33,070,347
		77,217,544
Industrial REITs — 0.1%
Innovative Industrial Properties, Inc.	12,458	1,676,847
Rexford Industrial Realty, Inc.	12,900	648,999
		2,325,846
Interactive Media & Services — 2.3%
Pinterest, Inc., Class A(a)	1,319,007	42,696,257
Security	Shares	Value
IT Services(a) — 3.5%
Globant SA	153,252	$ 30,365,351
MongoDB, Inc., Class A	86,612	23,415,554
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(c)(d)	208,333	4,939,575
Teya Services Ltd., (Acquired 11/16/21, Cost: $49,999,974)(c)(d)	25,742	7,279,838
		66,000,318
Life Sciences Tools & Services — 2.6%
Bio-Techne Corp.	17,589	1,405,889
Charles River Laboratories International, Inc.(a)	1,412	278,122
Repligen Corp.(a)	145,659	21,676,972
West Pharmaceutical Services, Inc.	83,906	25,185,225
		48,546,208
Machinery — 0.5%
AutoStore Holdings Ltd.(a)(b)(e)	9,284,294	9,449,366
Pharmaceuticals — 1.3%
Galderma Group AG(a)	252,416	23,441,717
Real Estate Management & Development — 2.5%
CoStar Group, Inc.(a)	627,877	47,367,041
Semiconductors & Semiconductor Equipment — 9.5%
ASM International NV	59,875	39,503,077
BE Semiconductor Industries NV	207,299	26,439,018
Entegris, Inc.	417,035	46,928,949
Monolithic Power Systems, Inc.	70,024	64,737,188
		177,608,232
Software — 11.9%
ANSYS, Inc.(a)	58,992	18,796,621
Aspen Technology, Inc.(a)	105,664	25,234,677
Bentley Systems, Inc., Class B	745,132	37,860,157
Confluent, Inc., Class A(a)(b)	1,245,519	25,383,677
CyberArk Software Ltd.(a)	48,271	14,076,306
JFrog Ltd.(a)	125,828	3,654,045
Manhattan Associates, Inc.(a)	117,522	33,068,340
PTC, Inc.(a)	177,643	32,092,985
SiteMinder Ltd.(a)	3,479,760	15,162,888
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(a)(c)(d)	199,738	1,284,315
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $25,961,537)(a)(c)(d)	1,809,860	15,021,838
		221,635,849
Specialty Retail(a) — 2.7%
Carvana Co., Class A	109,366	19,041,714
Floor & Decor Holdings, Inc., Class A	245,301	30,459,025
		49,500,739
Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc., Class A(a)	600,035	30,145,758
Textiles, Apparel & Luxury Goods — 2.6%
Brunello Cucinelli SpA	225,773	24,374,450
On Holding AG, Class A(a)	494,360	24,792,154
		49,166,604
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.7%
Core & Main, Inc., Class A(a)	278,148	$ 12,349,771
Total Common Stocks — 78.1% (Cost: $1,290,664,419)		1,458,292,183
Preferred Securities
Preferred Stocks — 22.6%(c)(d)
Aerospace & Defense — 0.1%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)(a)	909,438	1,082,231
Automobile Components — 2.5%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)(a)	2,189,612	46,660,632
Capital Markets(a) — 2.5%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	2,516,968
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	28,333,334
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	16,188,390
		47,038,692
Diversified Consumer Services — 0.2%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)(a)	333,818	4,796,965
Diversified Telecommunication Services — 0.4%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)(a)	32,690	8,008,396
Entertainment — 0.9%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,983)(a)	2,172,486	17,075,740
Food Products — 0.6%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $39,999,986)(a)	1,972,240	11,616,494
Hotels, Restaurants & Leisure(a) — 1.7%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)	191,067	1,952,705
Underdog Sports, Inc., Series B, (Acquired 01/11/22, Cost: $14,999,974)	291,061	29,149,759
		31,102,464
IT Services(a) — 2.8%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)	416,667	9,879,175
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	33,565,713
Wagestream Holdings Ltd., Series C Private, (Acquired 02/11/22, Cost: $10,024,684)	762,746	9,412,324
		52,857,212
Semiconductors & Semiconductor Equipment(a) — 2.8%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)	1,525,192	44,764,385
Rivos, Inc., Series A1, (Acquired 12/03/21, Cost: $7,996,292)	2,997,684	6,804,743
		51,569,128
Software — 6.3%
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)(a)	2,745,894	9,226,204
Security	Shares	Value
Software (continued)
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $44,999,983)(a)	898,024	$ 10,866,090
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)(a)	2,165,400	15,136,146
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)(a)	900,760	26,797,610
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	14,744,187
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)(a)	1,687,916	12,828,162
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,993)(a)	732,373	4,709,158
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)(a)	1,685,092	13,986,264
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)(a)	4,684,060	8,665,511
		116,959,332
Specialty Retail — 0.2%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)(a)	1,400,669	3,823,826
Wireless Telecommunication Services — 1.6%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992)(a)	1,365,305	29,763,649
		422,354,761
Total Preferred Securities — 22.6% (Cost: $662,142,595)		422,354,761
Total Long-Term Investments — 100.7% (Cost: $1,952,807,014)		1,880,646,944
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(f)(g)(h)	2,294,175	2,296,240
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(f)(g)	3,712,207	3,712,207
Total Short-Term Securities — 0.3% (Cost: $6,007,088)		6,008,447
Total Investments Before Options Written — 101.0% (Cost: $1,958,814,102)		1,886,655,391
Options Written — (0.6)% (Premiums Received: $(9,411,310))		(11,339,000)
Total Investments, Net of Options Written — 100.4% (Cost: $1,949,402,792)		1,875,316,391
Liabilities in Excess of Other Assets — (0.4)%		(7,717,444)
Net Assets — 100.0%		$ 1,867,598,947

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $465,271,221, representing 24.9% of its net assets as of period end, and an original cost of $779,086,851.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Trust.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 2,286,394 (a)	$ —	$ 8,487	$ 1,359	$ 2,296,240	2,294,175	$ 16,519 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	326,227	3,385,980 (a)	—	—	—	3,712,207	3,712,207	196,647	—
SL Liquidity Series, LLC, Money Market Series(c)	20,505,005	—	(20,506,863)(a)	3,019	(1,161)	—	—	28,333 (b)	—
				$ 11,506	$ 198	$ 6,008,447		$ 241,499	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
DraftKings, Inc., Class A	500	10/04/24	USD	38.00	USD	1,960	$ (77,750)
MongoDB, Inc., Class A	19	10/04/24	USD	295.00	USD	514	(485)
On Holding AG, Class A	116	10/04/24	USD	48.00	USD	582	(29,290)
On Holding AG, Class A	198	10/11/24	USD	45.00	USD	993	(102,465)
Vertiv Holdings Co., Class A	187	10/11/24	USD	90.00	USD	1,860	(194,480)
Align Technology, Inc.	176	10/18/24	USD	260.00	USD	4,476	(125,840)
ANSYS, Inc.	48	10/18/24	USD	340.00	USD	1,529	(24,240)
Aspen Technology, Inc.	34	10/18/24	USD	220.00	USD	812	(67,830)
Axon Enterprise, Inc.	191	10/18/24	USD	391.13	USD	7,632	(278,539)
AZEK Co., Inc., Class A	570	10/18/24	USD	43.00	USD	2,668	(258,302)
Carvana Co., Class A	87	10/18/24	USD	185.00	USD	1,515	(32,842)
Comfort Systems USA, Inc.	82	10/18/24	USD	350.00	USD	3,201	(356,700)
Confluent, Inc., Class A	1,251	10/18/24	USD	23.00	USD	2,550	(21,893)
Core & Main, Inc., Class A	505	10/18/24	USD	54.01	USD	2,242	(3,107)
CoStar Group, Inc.	570	10/18/24	USD	80.00	USD	4,300	(31,350)
DraftKings, Inc., Class A	500	10/18/24	USD	39.00	USD	1,960	(84,750)
Duolingo, Inc., Class A	43	10/18/24	USD	250.00	USD	1,213	(150,285)
Entegris, Inc.	440	10/18/24	USD	114.50	USD	4,951	(150,968)
Floor & Decor Holdings, Inc., Class A	197	10/18/24	USD	110.00	USD	2,446	(299,440)
Fox Factory Holding Corp.	312	10/18/24	USD	45.00	USD	1,295	(28,080)
Globant SA	110	10/18/24	USD	201.18	USD	2,180	(47,199)
GXO Logistics, Inc.	131	10/18/24	USD	50.00	USD	682	(36,025)
HEICO Corp.	143	10/18/24	USD	260.00	USD	3,739	(94,380)
IDEXX Laboratories, Inc.	31	10/18/24	USD	520.00	USD	1,566	(19,065)
Inspire Medical Systems, Inc.	17	10/18/24	USD	210.00	USD	359	(17,680)
JFrog Ltd.	307	10/18/24	USD	27.99	USD	892	(51,631)
JFrog Ltd.	60	10/18/24	USD	30.00	USD	174	(3,750)
Liberty Media Corp.-Liberty Formula One, Class C	281	10/18/24	USD	80.00	USD	2,176	(50,580)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Manhattan Associates, Inc.	102	10/18/24	USD	270.00	USD	2,870	$ (155,040)
Masimo Corp.	132	10/18/24	USD	125.00	USD	1,760	(127,380)
Monolithic Power Systems, Inc.	93	10/18/24	USD	900.00	USD	8,598	(472,905)
On Holding AG, Class A	171	10/18/24	USD	45.00	USD	858	(96,187)
Pinterest, Inc., Class A	184	10/18/24	USD	33.00	USD	596	(14,076)
Planet Fitness, Inc., Class A	350	10/18/24	USD	82.50	USD	2,843	(50,750)
PTC, Inc.	167	10/18/24	USD	180.00	USD	3,017	(73,480)
Pure Storage, Inc., Class A	99	10/18/24	USD	67.26	USD	497	(8)
Repligen Corp.	280	10/18/24	USD	166.00	USD	4,167	(45,523)
Saia, Inc.	96	10/18/24	USD	405.93	USD	4,198	(376,469)
Surgery Partners, Inc.	440	10/18/24	USD	35.00	USD	1,419	(44,000)
TPG, Inc., Class A	529	10/18/24	USD	52.19	USD	3,045	(336,470)
Tradeweb Markets, Inc., Class A	300	10/18/24	USD	120.00	USD	3,710	(162,000)
Vertiv Holdings Co., Class A	142	10/18/24	USD	95.00	USD	1,413	(101,530)
West Pharmaceutical Services, Inc.	46	10/18/24	USD	308.00	USD	1,381	(24,432)
Carvana Co., Class A	87	10/25/24	USD	190.00	USD	1,515	(31,146)
DraftKings, Inc., Class A	435	10/25/24	USD	38.00	USD	1,705	(110,490)
MongoDB, Inc., Class A	102	10/25/24	USD	290.00	USD	2,758	(62,220)
Pinterest, Inc., Class A	350	10/25/24	USD	31.00	USD	1,133	(75,600)
Align Technology, Inc.	21	11/01/24	USD	270.00	USD	534	(25,515)
MongoDB, Inc., Class A	42	11/01/24	USD	285.00	USD	1,135	(33,180)
On Holding AG, Class A	160	11/01/24	USD	50.00	USD	802	(42,720)
Pinterest, Inc., Class A	792	11/01/24	USD	31.00	USD	2,564	(232,452)
Vertiv Holdings Co., Class A	695	11/01/24	USD	100.00	USD	6,915	(597,700)
Align Technology, Inc.	81	11/15/24	USD	260.00	USD	2,060	(148,635)
ANSYS, Inc.	48	11/15/24	USD	330.00	USD	1,529	(45,840)
Aspen Technology, Inc.	135	11/15/24	USD	250.00	USD	3,224	(126,900)
Axon Enterprise, Inc.	80	11/15/24	USD	380.00	USD	3,197	(286,400)
AZEK Co., Inc., Class A	545	11/15/24	USD	47.33	USD	2,551	(117,659)
Comfort Systems USA, Inc.	123	11/15/24	USD	390.00	USD	4,801	(348,705)
Confluent, Inc., Class A	778	11/15/24	USD	25.00	USD	1,586	(62,240)
CoStar Group, Inc.	453	11/15/24	USD	85.00	USD	3,417	(50,962)
CyberArk Software Ltd.	105	11/15/24	USD	290.00	USD	3,062	(183,225)
DraftKings, Inc., Class A	400	11/15/24	USD	40.00	USD	1,568	(110,200)
Duolingo, Inc., Class A	43	11/15/24	USD	250.00	USD	1,213	(192,855)
Entegris, Inc.	240	11/15/24	USD	125.00	USD	2,701	(63,000)
Floor & Decor Holdings, Inc., Class A	210	11/15/24	USD	120.00	USD	2,608	(223,650)
Fox Factory Holding Corp.	240	11/15/24	USD	43.50	USD	996	(79,781)
Freshpet, Inc.	50	11/15/24	USD	145.00	USD	684	(31,000)
Freshpet, Inc.	161	11/15/24	USD	155.00	USD	2,202	(54,740)
Globant SA	139	11/15/24	USD	200.00	USD	2,754	(146,645)
GXO Logistics, Inc.	171	11/15/24	USD	55.00	USD	890	(25,223)
HEICO Corp.	143	11/15/24	USD	270.00	USD	3,739	(82,940)
IDEXX Laboratories, Inc.	30	11/15/24	USD	530.00	USD	1,516	(41,850)
Innovative Industrial Properties, Inc.	20	11/15/24	USD	135.28	USD	269	(10,930)
Inspire Medical Systems, Inc.	17	11/15/24	USD	220.00	USD	359	(27,370)
Liberty Media Corp.-Liberty Formula One, Class C	143	11/15/24	USD	80.00	USD	1,107	(32,175)
Manhattan Associates, Inc.	89	11/15/24	USD	280.00	USD	2,504	(149,520)
Masimo Corp.	118	11/15/24	USD	125.00	USD	1,573	(159,890)
Monolithic Power Systems, Inc.	21	11/15/24	USD	915.00	USD	1,941	(151,692)
On Holding AG, Class A	170	11/15/24	USD	52.50	USD	853	(48,365)
Pinterest, Inc., Class A	784	11/15/24	USD	35.00	USD	2,538	(119,560)
Planet Fitness, Inc., Class A	320	11/15/24	USD	85.00	USD	2,599	(104,000)
PTC, Inc.	122	11/15/24	USD	185.00	USD	2,204	(70,760)
Pure Storage, Inc., Class A	401	11/15/24	USD	55.00	USD	2,015	(44,110)
Saia, Inc.	62	11/15/24	USD	460.00	USD	2,711	(152,210)
TPG, Inc., Class A	340	11/15/24	USD	60.00	USD	1,957	(69,700)
Tradeweb Markets, Inc., Class A	305	11/15/24	USD	120.00	USD	3,772	(218,075)
West Pharmaceutical Services, Inc.	90	11/15/24	USD	340.00	USD	2,701	(50,400)
							$ (9,761,426)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BE Semiconductor Industries NV	UBS AG	22,900	10/02/24	EUR	129.26	EUR	2,624	$ (4)
Galderma Group AG	Goldman Sachs International	17,100	10/02/24	CHF	84.24	CHF	1,344	(1)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	58,300	10/02/24	AUD	5.28	AUD	367	(42,018)
AutoStore Holdings Ltd.	Citibank N.A.	280,000	10/03/24	NOK	11.96	NOK	3,007	(102)
Pure Storage, Inc., Class A	JPMorgan Chase Bank N.A.	46,000	10/07/24	USD	66.64	USD	2,311	—
ASM International NV	Morgan Stanley & Co. International PLC	5,100	10/08/24	EUR	596.35	EUR	3,023	(63,287)
AutoStore Holdings Ltd.	UBS AG	254,700	10/08/24	NOK	13.35	NOK	2,736	(49)
Brunello Cucinelli SpA	Citibank N.A.	23,400	10/08/24	EUR	86.12	EUR	2,269	(278,927)
Rexford Industrial Realty, Inc.	UBS AG	1,100	10/08/24	USD	51.39	USD	55	(349)
Bentley Systems, Inc., Class B	Bank of America N.A.	73,200	10/15/24	USD	51.78	USD	3,719	(98,517)
Halozyme Therapeutics, Inc.	Citibank N.A.	18,000	10/18/24	USD	62.73	USD	1,030	(4,342)
AutoStore Holdings Ltd.	Citibank N.A.	79,600	10/22/24	NOK	10.22	NOK	855	(7,181)
AutoStore Holdings Ltd.	Goldman Sachs International	317,100	10/22/24	NOK	10.59	NOK	3,406	(21,110)
Brunello Cucinelli SpA	UBS AG	8,350	10/22/24	EUR	91.34	EUR	810	(59,513)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	89,000	10/22/24	AUD	5.19	AUD	561	(70,416)
Galderma Group AG	Goldman Sachs International	9,400	10/23/24	CHF	83.49	CHF	739	(4,829)
SiteMinder Ltd.	UBS AG	115,400	10/29/24	AUD	5.12	AUD	727	(97,188)
Liberty Media Corp.-Liberty Formula One, Class C	Citibank N.A.	31,900	10/30/24	USD	78.72	USD	2,470	(70,155)
Bentley Systems, Inc., Class B	Morgan Stanley & Co. International PLC	48,200	10/31/24	USD	49.48	USD	2,449	(127,118)
Halozyme Therapeutics, Inc.	Citibank N.A.	17,900	11/01/24	USD	63.35	USD	1,025	(8,856)
Galderma Group AG	Citibank N.A.	13,800	11/05/24	CHF	82.22	CHF	1,085	(17,978)
SiteMinder Ltd.	UBS AG	106,500	11/05/24	AUD	5.15	AUD	671	(87,821)
AutoStore Holdings Ltd.	UBS AG	321,500	11/12/24	NOK	10.77	NOK	3,453	(24,379)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	150,000	11/12/24	AUD	5.40	AUD	945	(100,129)
SiteMinder Ltd.	UBS AG	35,500	11/12/24	AUD	5.76	AUD	224	(15,818)
Rexford Industrial Realty, Inc.	UBS AG	1,100	11/13/24	USD	51.34	USD	55	(1,501)
ASM International NV	Morgan Stanley & Co. International PLC	5,700	11/14/24	EUR	608.82	EUR	3,378	(190,061)
AutoStore Holdings Ltd.	Citibank N.A.	260,000	11/14/24	NOK	11.83	NOK	2,793	(8,831)
Surgery Partners, Inc.	Morgan Stanley & Co. International PLC	32,000	11/14/24	USD	31.92	USD	1,032	(80,720)
TPG, Inc., Class A	Bank of America N.A.	37,000	11/25/24	USD	58.01	USD	2,130	(96,374)
								$ (1,577,574)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 105,260,825	$ —	$ —	$ 105,260,825
Air Freight & Logistics	9,651,695	—	—	9,651,695
Automobile Components	14,018,783	—	—	14,018,783
Biotechnology	11,117,553	—	—	11,117,553
Building Products	32,033,290	—	—	32,033,290
Capital Markets	90,376,366	—	—	90,376,366
Construction & Engineering	49,195,030	—	—	49,195,030
Diversified Consumer Services	15,040,409	—	14,390,894	29,431,303
Electrical Equipment	62,555,631	—	—	62,555,631
Entertainment	35,330,612	—	—	35,330,612
Food Products	18,120,794	—	—	18,120,794
Ground Transportation	42,375,304	—	—	42,375,304
Health Care Equipment & Supplies	86,143,764	—	—	86,143,764
Health Care Providers & Services	15,229,983	—	—	15,229,983
Hotels, Restaurants & Leisure	77,217,544	—	—	77,217,544
Industrial REITs	2,325,846	—	—	2,325,846
Interactive Media & Services	42,696,257	—	—	42,696,257
IT Services	53,780,905	—	12,219,413	66,000,318
Life Sciences Tools & Services	48,546,208	—	—	48,546,208
Machinery	—	9,449,366	—	9,449,366
Pharmaceuticals	23,441,717	—	—	23,441,717
Real Estate Management & Development	47,367,041	—	—	47,367,041
Semiconductors & Semiconductor Equipment	111,666,137	65,942,095	—	177,608,232
Software	190,166,808	15,162,888	16,306,153	221,635,849
Specialty Retail	49,500,739	—	—	49,500,739
Technology Hardware, Storage & Peripherals	30,145,758	—	—	30,145,758
Textiles, Apparel & Luxury Goods	24,792,154	24,374,450	—	49,166,604
Trading Companies & Distributors	12,349,771	—	—	12,349,771
Preferred Securities
Preferred Stocks	—	—	422,354,761	422,354,761
Short-Term Securities
Money Market Funds	6,008,447	—	—	6,008,447
	$1,306,455,371	$114,928,799	$465,271,221	$1,886,655,391
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,828,716)	$ (3,510,284)	$ —	$ (11,339,000)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$ 71,905,711	$ 441,207,138	$ 513,112,849
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(50,000,000)	—	(50,000,000)
Net change in unrealized appreciation (depreciation)(a)	21,010,749	(18,852,377)	2,158,372

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

	Common Stocks	Preferred Stocks	Total
Purchases	$ —	$ —	$ —
Sales	—	—	—
Closing balance, as of September 30, 2024	$ 42,916,460	$ 422,354,761	$ 465,271,221
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ (12,749,996)	$ (18,852,377)	$ (31,602,373)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$42,916,460	Market	Revenue Multiple	6.50x - 19.00x	12.52x

Preferred Stocks	422,354,761	Market	Revenue Multiple	1.05x - 19.00x	8.81x
			Time to Exit	0.5 - 5.0 years	3.1 years
			Volatility	40% - 95%	71%
			Market Adjustment Multiple	0.50x - 1.30x	1.00x
	$465,271,221

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
NOK	Norwegian Krone
USD	United States Dollar

Portfolio Abbreviation
REIT	Real Estate Investment Trust
Schedule of Investments